Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2023, and December 31, 2022, are as follows:
Deferred Tax Assets

Item	12.31.22	Inclusions	Charge to Income	12.31.23
Valuation of Securities	486,624	—	148,607,095	149,093,719
Loans and Other Financing	63,119,380	—	(10,206,870)	52,912,510
Tax Loss Carryforwards	6,559,801	—	(4,108,500)	2,451,301
Insurance Contract Assets	89,035	—	1,658,304	1,747,339
Other Non-financial Assets	4,991,731	—	(4,991,731)	—
Other Financial Liabilities	1,419,433	—	(716,352)	703,081
Provisions	16,085,895	1,608,703	(5,621,520)	12,073,078
Insurance Contracts Liabilities	17,878	—	—	17,878
Reinsurance Contracts Liabilities	—	13,666,440	10,182,580	23,849,020
Other Non-financial Liabilities	9,641,853	1,115,336	2,991,811	13,749,000
Foreign Currency Exchange Differences	19,855	—	80,161	100,016
Inflation adjustment deferral	9,135,996	304,556	(7,742,125)	1,698,427
Others	108,157	—	(108,157)	—
Totals	111,675,638	16,695,035	130,024,696	258,395,369
Net deferred tax assets in subsidiaries with net liability position	(88,986,340)	—	20,344,480	(68,641,860)
Deferred tax assets	22,689,298	16,695,035	150,369,176	189,753,509
Deferred Tax Liabilities

Item	12.31.22	Inclusions	Charge to Income	12.31.23
Valuation of Securities	(29,812,256)	169,300	28,731,134	(911,822)
Derivate Instruments	(1,444,234)	—	667,935	(776,299)
Other Financial Assets	(1,791,599)	(1,476,458)	(841,000)	(4,109,057)
Property, Plant and Equipment	(45,011,191)	(2,968,242)	8,248,597	(39,730,836)
Intangible Assets	(29,842,201)	—	(658,300)	(30,500,501)
Reinsurance Contract Assets	—	—	(7,261,636)	(7,261,636)
Other Non-financial Assets	(617,727)	—	138,758	(478,969)
Debt Securities	(233,472)	—	151,160	(82,312)
Subordinated Debt Securities	(28,217)	—	24,105	(4,112)
Reinsurance Contracts Liabilities	—	—	(524,796)	(524,796)
Other Non-financial Liabilities	(14,496)	(58,249)	72,745	—
Inflation adjustment deferral	(16,380)	—	11,542	(4,838)
Others	—	(1,656,577)	44,559	(1,612,018)
Totals	(108,811,773)	(5,990,226)	28,804,803	(85,997,196)
Net deferred tax liabilities in subsidiaries with net asset position	88,986,340	—	(20,344,480)	68,641,860
Deferred tax liabilities	(19,825,433)	(5,990,226)	8,460,323	(17,355,336)

Deferred Tax Assets

Item	12.31.21	Charge to Income	12.31.22
Valuation of Securities	—	486,624	486,624
Derivative Instruments	103,680	(103,680)	—
Loans and other financing	100,351,686	(37,232,306)	63,119,380
Tax Loss Carryforwards	5,433,297	1,126,504	6,559,801
Insurance Contract Assets	—	89,035	89,035
Other Non-financial Assets	1,343,836	3,647,895	4,991,731
Other Financial Liabilities	—	1,419,433	1,419,433
Provisions	1,577,805	14,508,090	16,085,895
Insurance Contracts Liabilities	—	17,878	17,878
Other Non-financial Liabilities	6,324,708	3,317,145	9,641,853
Foreign Currency Exchange Differences	86,988	(67,133)	19,855
Inflation adjustment deferral	37,834,512	(28,698,516)	9,135,996
Others	683,184	(575,027)	108,157
Totals	153,739,696	(42,064,058)	111,675,638
Net deferred tax assets in subsidiaries with net liability position	(127,738,387)	38,752,047	(88,986,340)
Deferred tax assets	26,001,309	(3,312,011)	22,689,298
Deferred Tax Liabilities

Item	12.31.21	Charge to Income	12.31.22
Valuation of Securities	(8,409,947)	(21,402,309)	(29,812,256)
Derivative Instruments	—	(1,444,234)	(1,444,234)
Other Financial Assets	(927,614)	(863,985)	(1,791,599)
Property, Plant and Equipment	(111,309,862)	66,298,671	(45,011,191)
Intangible Assets	(33,910,493)	4,068,292	(29,842,201)
Other Non-financial Assets	(1,304,307)	686,580	(617,727)
Other Financial Liabilities	(830,194)	830,194	—
Debt Securities	—	(233,472)	(233,472)
Subordinated Debt Securities	—	(28,217)	(28,217)
Provisions	(3,949,480)	3,949,480	—
Other Non-financial Liabilities	—	(14,496)	(14,496)
Inflation adjustment deferral	(34,460)	18,080	(16,380)
Others	(4,060)	4,060	—
Totals	(160,680,417)	51,868,644	(108,811,773)
Net deferred tax liabilities in subsidiaries with net asset position	127,738,387	(38,752,047)	88,986,340
Deferred tax liabilities	(32,942,030)	13,116,597	(19,825,433)

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2019	137,507	2024	34,377
2020	397,219	2025	99,305
2021	2,897,666	2026	724,417
2022	6,210,115	2027	1,552,528
2023	147,850	2028	40,674
	9,790,357		2,451,301